Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Inventory [Line Items]
Raw materials	¥ 302,664	$ 43,593	¥ 318,852
Work-in-progress	454,331	65,437	351,432
Finished goods	557,839	80,345	814,030
Total inventories	¥ 1,314,834	$ 189,375	¥ 1,484,314